CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Income	$ 132,639	$ 111,763	$ 103,453
Defined benefit pension plans (Notes 5 and 10):
Net actuarial gain (loss)	(46,409)	(84,005)	(5,616)
Amortization of transition obligation	538	537	538
Amortization of net actuarial loss	15,870	9,653	7,516
Prior service cost	(1,502)
Regulatory adjustment	26,518	65,677	404
Net defined benefit pension plans	(4,985)	(8,138)	2,842
Forward-starting interest rate swaps:
Unrealized/realized gain (loss) (Notes 5 and 13)	1,834	(11,134)	(11,436)
Amounts reclassified into net income (Notes 5 and 13)	1,737	725	60
Net forward-starting interest rate swaps	3,571	(10,409)	(11,376)
Total other comprehensive income (loss), net of tax	(1,414)	(18,547)	(8,534)
Comprehensive income	131,225	93,216	94,919
Comprehensive income (loss) attributable to noncontrolling interest	(692)	(524)	(424)
Comprehensive income attributable to Southwest Gas Corporation	$ 131,917	$ 93,740	$ 95,343